ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

15. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Deposit related to franchise services	936,533	1,078,395
Deposit related to new home transaction services	—	648,443
Other tax payables	609,137	362,819
Payable related to business combination (i)	7,200	360,080
Payable related to escrow accounts services (ii)	352,609	187,605
Deferred guarantee revenue	64,184	31,246
Others	980,415	782,609
Total	2,950,078	3,451,197
(i)	As of December 31, 2021, payable related to business combination mainly consisted of cash consideration payable in relation to the purchase of equity investment in Shengdu Home Renovation Co., Ltd. in December 2021 (Note 11).
(ii)	Payable related to escrow accounts services refers to escrow payments such as deposits, down payments and other payments collected from the property buyers on behalf of and payable to the property sellers. The escrow payments will be paid to property sellers according to the payment schedule of the property purchase agreement agreed by both parties.